SCHEDULE OF INVESTMENTS
Thornburg Municipal Managed Account Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Long-Term Municipal Bonds — 97.8%
	Alabama — 9.5%
	Alabama Housing Finance Authority (FHLMC, FNMA, GNMA), Series B, 5.05% due 10/1/2045	$150,000	$ 154,489
[a]	Black Belt Energy Gas District (Guaranty: Goldman Sachs Group, Inc.), Series D-1, 5.50% due 6/1/2049 (put 2/1/2029)	150,000	158,221
	Black Belt Energy Gas District (Guaranty: Royal Bank of Canada), Series B, 5.00% due 12/1/2030	250,000	265,788
[a]	Energy Southeast A Cooperative District (Guaranty: Morgan Stanley Group), Series B, 5.25% due 7/1/2054 (put 6/1/2032)	300,000	324,609
[a]	Southeast Alabama Gas Supply District (Guaranty: Pacific Life Insurance Co.), Series A, 5.00% due 8/1/2054 (put 4/1/2032)	250,000	268,570
	Arizona — 2.5%
[a]	Chandler (Intel Corp.) IDA AMT, 4.10% due 12/1/2037 (put 6/15/2028)	150,000	151,163
	City of Phoenix Civic Improvement Corp. (Phoenix Airport Revenue) AMT, 5.00% due 7/1/2048	150,000	150,460
	California — 5.1%
[a]	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond), Series A-1, 5.00% due 5/1/2054 (put 4/1/2032)	250,000	267,116
	California Municipal Finance Authority (Greenfield Commons Eah LP) (FNMA) (Green Bond), Series A, 5.28% due 9/1/2046	150,000	158,323
	Norman Y Mineta San Jose International Airport SJC AMT, Series A, 5.00% due 3/1/2047	200,000	199,544
	Colorado — 2.5%
	Colorado Educational & Cultural Facilities Authority (Addenbrooke Classical Academy, Inc.) (BAM, State Aid Withholding), Series A, 5.00% due 6/1/2045	150,000	153,608
	Colorado Educational & Cultural Facilities Authority (Roosevelt Charter Academy) (BAM), Series A, 5.00% due 7/1/2055	150,000	152,002
	Florida — 6.5%
[b]	Capital Projects Finance Authority (Kissimmee Charter Academy), 6.625% due 6/15/2059	145,000	148,216
[b]	Capital Trust Agency, Inc. (Southeastern University Obligated Group), Series A, 6.25% due 5/1/2048	100,000	102,209
	Florida Development Finance Corp. (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), Series A, 5.00% due 6/15/2042	150,000	149,178
	Greater Orlando Aviation Authority AMT, Series A, 5.00% due 10/1/2042	205,000	206,721
	Miami-Dade County Housing Finance Authority (RGC Phase I LLC) (FNMA, HUD), Series A, 4.88% due 3/1/2046	200,000	199,207
	Georgia — 4.7%
[a]	Bartow County Development Authority (Georgia Power Co.), 3.95% due 12/1/2032 (put 3/8/2028)	100,000	101,610
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
	Series B,
[a]	5.00% due 7/1/2053 (put 3/1/2030)	150,000	158,205
[a]	5.00% due 12/1/2054 (put 3/1/2032)	200,000	215,249
	Municipal Electric Authority of Georgia (BAM), Series A, 5.00% due 1/1/2049	100,000	100,210
	Illinois — 3.7%
	City of Chicago Wastewater Transmission Revenue (AG), Series A, 5.25% due 1/1/2053	150,000	156,681
	Northeastern Illinois University (BAM) COP, 5.00% due 7/1/2042	150,000	155,293
	State of Illinois GO, Series B, 4.00% due 11/1/2039	150,000	145,381
	Indiana — 3.8%
	Indiana Finance Authority (Indiana Masonic Home, Inc. Obligated Group), Series B, 5.00% due 5/1/2040	250,000	262,133
	Indiana Finance Authority (Westminster Village Greenwood, Inc. Obligated Group), Series A, 5.75% due 5/15/2055	200,000	206,510
	Iowa — 1.4%
[a]	Iowa Finance Authority (Iowa Fertilizer Co. LLC; Guaranty: OCI NV), 5.00% due 12/1/2050 (pre-refunded 12/1/2032)	150,000	171,714
	Kentucky — 4.7%
[a]	County of Owen (American Water/Kentucky-American Water Co. Obligated Group), 3.875% due 6/1/2040 (put 9/1/2028)	150,000	153,110
[a]	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group), Series A-1, 5.25% due 4/1/2054 (put 2/1/2032)	250,000	269,139
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group), Series A, 5.00% due 10/1/2033	150,000	151,423
	Michigan — 3.9%
	City of Detroit GO, Series C, 6.00% due 5/1/2043	250,000	277,113
	Michigan Strategic Fund (Waste Management of Michigan, Inc.; Guaranty: Waste Management, Inc.) AMT, 4.125% due 8/1/2027	200,000	201,870
	Missouri — 0.8%
	Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group), Series A, 5.25% due 2/1/2048	100,000	100,892
	Nevada — 2.9%
	Carson City (Carson Tahoe Regional Healthcare), Series A, 5.00% due 9/1/2047	100,000	98,532
[a]	County of Washoe (Sierra Pacific Power Co.) AMT, Series F, 4.125% due 3/1/2036 (put 10/1/2029)	250,000	253,398
	New Hampshire — 1.4%
	New Hampshire Business Finance Authority (Presbyterian Homes Obligated Group), Series A, 5.25% due 7/1/2048	175,000	175,682
	New Jersey — 2.7%
	New Jersey Higher Education Student Assistance Authority AMT, Series C, 5.25% due 12/1/2054	140,000	140,266
	New Jersey Housing & Mortgage Finance Agency (Riverview Towers Preservation LLC) (FHA, GNMA), Series B, 5.25% due 12/20/2065	175,000	189,573
	New Mexico — 5.9%
[a]	City of Farmington (Public Service Co. of New Mexico), Series D, 3.90% due 6/1/2040 (put 6/1/2028)	250,000	252,802
	City of Santa Fe (El Castillo Retirement Residences Obligated Group), 4.00% due 5/15/2042	100,000	83,196
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Series A, 5.00% due 7/1/2049	150,000	137,457

SCHEDULE OF INVESTMENTS, Continued
Thornburg Municipal Managed Account Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA), Series C, 4.60% due 9/1/2044	$245,000	$ 251,045
	North Carolina — 3.6%
	North Carolina Medical Care Commission (Penick Village Obligated Group), Series A, 5.50% due 9/1/2054	165,000	160,872
	North Carolina Medical Care Commission (United Methodist Retirement Homes Inc Obligated Group), Series 2024B-1, 4.25% due 10/1/2028	150,000	150,094
	North Carolina Medical Care Commission (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 5.125% due 10/1/2056	140,000	137,859
	North Dakota — 1.6%
	City of Horace GO,
	Series C,
	4.75% due 5/1/2044	100,000	97,356
	5.00% due 5/1/2050	100,000	99,339
	Ohio — 4.4%
	Buckeye Tobacco Settlement Financing Authority, Series B-2, 5.00% due 6/1/2055	150,000	121,349
	County of Hamilton (Life Enriching Communities Obligated Group), 5.50% due 1/1/2050	100,000	102,130
	Madison-Plains Local School District (BAM) COP, 5.50% due 12/1/2049	150,000	159,113
	Ohio Housing Finance Agency (Yorktown Preservation LLC) (FNMA, HUD), 4.55% due 4/1/2041	160,000	163,848
	Oklahoma — 0.8%
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 4.00% due 9/1/2032	100,000	99,564
	Pennsylvania — 4.9%
	Chester County Health & Education Facilities Authority (Tel Hai Retirement Community Obligated Group), 5.25% due 6/1/2055	100,000	99,367
	Geisinger Authority (Kaiser Obligated Group), Series A, 5.00% due 4/1/2050	195,000	196,874
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2031	145,000	153,092
	Pennsylvania Turnpike Commission, Series C 5.00% due 12/1/2046	150,000	155,926
	South Dakota — 1.2%
	South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group), 5.00% due 9/1/2040	150,000	152,640
	Tennessee — 1.2%
	Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health Obligated Group), Series A-2, 5.00% due 8/1/2049	150,000	150,125
	Texas — 3.8%
	Agua Dulce (PSF-GTD) ISD GO, 5.00% due 8/15/2045	150,000	157,690
	Matagorda County Navigation District No. 1 (AEP Texas, Inc.) AMT, 4.25% due 5/1/2030	150,000	153,668
	Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) AMT, 5.50% due 12/31/2058	150,000	155,355
	Utah — 2.5%
[b]	Black Desert Public Infrastructure District (Black Desert Assessment Area No. 1), 5.625% due 12/1/2053	200,000	200,939
[b]	Utah Charter School Finance Authority (Freedom Academy Foundation), Series A, 5.00% due 6/15/2041	120,000	110,312
	Washington — 2.9%
	Washington State Housing Finance Commission (Camas Flats Oak Harbor 1 LLLP) (FNMA), Series A FN, 4.55% due 8/1/2043	100,000	100,200
[b]	Washington State Housing Finance Commission (Josephine Caring Community Obligated Group), Series A, 6.25% due 7/1/2046	150,000	151,208
[b]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 6.125% due 7/1/2053	100,000	102,659
	West Virginia — 2.4%
[a]	West Virginia (Kentucky Power Co.) EDA AMT, Series 2014-A, 4.70% due 4/1/2036 (put 6/17/2026)	290,000	291,252
	Wisconsin — 6.5%
[b]	Public Finance Authority (Liberty Classical Schools Educational Services, Inc.), Series A, 6.75% due 6/15/2055	100,000	100,272
	Public Finance Authority (SR 400 Peach Partners LLC) AMT, Series 2025, 5.75% due 6/30/2060	150,000	154,767
	Public Finance Authority (WakeMed Obligated Group), Series A 5.00% due 10/1/2044	200,000	202,494
	Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services Obligated Group) (AG), Series A, 5.25% due 8/15/2045	150,000	162,117
	Wisconsin Housing & EDA (Flats at Bishops Woods LP) (FNMA), Series E, 4.75% due 6/1/2043	175,000	180,133
	Total Long-Term Municipal Bonds — 97.8% (Cost $11,674,711)		12,040,522
	SHORT-TERM INVESTMENTS — 1.2%
	Municipal Bonds — 1.1%
	New York — 1.1%
[a]	City of New York (SPA JP Morgan Chase Bank NA) GO, Series I-2 2.50% due 3/1/2040 (put 1/2/2026)	140,000	140,000
	Total Municipal Bonds — 1.1% (Cost $140,000)		140,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Municipal Managed Account Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Mutual Fund — 0.1%
[c]	State Street Institutional Treasury Money Market Fund, Premier Class, 3.70%	7,714	$ 7,714
	Total Mutual Fund — 0.1% (Cost $7,714)		7,714
	Total Short-Term Investments — 1.2% (Cost $147,714)		147,714
	Total Investments — 99.0% (Cost $11,822,425)		$12,188,236
	Other Assets Less Liabilities — 1.0%		117,623
	Net Assets — 100.0%		$12,305,859

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2025.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $915,815, representing 7.44% of the Fund’s net assets.
c	Rate represents the money market fund annualized seven-day yield at December 31, 2025.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AG	Insured by Assured Guaranty, Inc.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
EDA	Economic Development Authority
FHA	Insured by Federal Housing Administration
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HUD	Insured by Housing and Urban Development
IDA	Industrial Development Authority/Agency
ISD	Independent School District
PSF-GTD	Guaranteed by Permanent School Fund
SPA	Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Municipal Managed Account Fund	December 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Municipal Managed Account Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Class SMA.
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.